THE WORLD FUNDS, INC.

                         Epoch U.S. All Cap Equity Fund

                    Supplement dated October 12, 2009 to the
     Epoch U.S. All Cap Equity Fund Class P Shares and Institutional Shares
                                   Prospectus
                               Dated May 1, 2009,
                           and all supplements thereto

This Supplement provides new and additional information beyond that contained in the Epoch U.S. All Cap Equity Fund Class P Shares and Institutional Shares Prospectuses dated May 1, 2009 and should be read in conjunction with the Prospectuses.

--------------------------------------------------------------------------------

     This supplement describes proposed changes to the Epoch U.S. All Cap Equity Fund that you should consider before investing.

     At a Special Meeting expected to occur in the fourth quarter of 2009, shareholders of record as of August 28, 2009 of the Epoch U.S. All Cap Equity Fund (the "Fund"), a series of The World Funds, Inc. (the "Company"), will be asked to approve the reorganization of the Fund into the MainStay Epoch Global Choice Fund (the "Acquiring Fund"), a newly created series of the MainStay Funds Trust (the "Reorganization"). The Board of Directors of the Company (the "Board") approved the Reorganization at a special meeting of the Board held on July 7, 2009 and recommends that shareholders approve the Reorganization. New York Life Investment Management LLC ("New York Life Investments") will serve as investment adviser and Epoch Investment Partners, Inc. ("Epoch"), the current investment adviser for the Fund, will serve as investment sub-adviser for the Acquiring Fund if the Reorganization is approved by shareholders. As a result of the Reorganization, shareholders of Class P Shares and Institutional Shares will receive Class A shares and Class I shares of the Acquiring Fund, respectively. Further, after the Reorganization, the Acquiring Fund will have the same investment objective as the Fund, while shifting its principal strategies and associated risks from domestic equities to global equities. Accordingly, prior to making a decision to invest in the Fund, in addition to reviewing the information contained in the Prospectus, you should review the following information describing the principal investment strategy, principal risks and expenses of the Acquiring Fund, which will take effect after the closing of the Reorganization.

1.    The Acquiring Fund's Principal Investment Strategy

     After the closing of the Reorganization, the Acquiring Fund will seek to achieve its investment objective by generally investing in a portfolio consisting of equity securities of companies located throughout the world, including the U.S., across all market capitalizations. Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in equity securities of companies located throughout the world, including the U.S. Equity securities consist of common stock, depositary receipts, REITs, MLPs, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stock. Under normal market conditions, the Acquiring Fund will invest a significant amount of its assets (at least 40%, unless Epoch deems market conditions to be unfavorable, in which case the Acquiring Fund will invest at least 30%) in securities of foreign companies. Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets. The Acquiring Fund will normally invest in companies located in at least three countries outside of the United States. Although the Acquiring Fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when Epoch believes such companies offer attractive opportunities.

     The Acquiring Fund will typically hold between 20-35 securities, and these securities may be denominated in both U.S. and non-U.S. currencies. While the Acquiring Fund intends to generally invest in the equity securities of companies located throughout the world, including the U.S., under normal market conditions it may also invest up to 20% of its assets in high quality money market instruments and repurchase agreements.

2.    The Acquiring Fund's Principal Risks

     The Acquiring Fund's principal investment strategy may subject shareholders to risks in addition to those to which they would be subject under the Fund's current principal investment strategy, including: (i) Emerging Markets Risk;
(ii) Convertible Securities Risk; (iii) REIT Risk; (iv) MLP Risk; and (v) Limited Holdings Risk. These risks are described in more detail below.

     EMERGING MARKETS RISK - Emerging market countries may have economic structures that are less mature and political systems that are less stable. Moreover, emerging market countries may have less developed securities markets, high inflation, and rapidly changing interest and currency exchange rates.

     CONVERTIBLE SECURITIES RISK - Convertible securities tend to be subordinate to other debt securities issued by the same company. The total return for a convertible security will be partly dependent upon performance of the underlying common stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, these securities may be worthless and the Acquiring Fund could lose its entire investment.

     REIT RISK - Investments in REITs carry many of the risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are also subject to heavy cash flow dependency.

     MLP RISK - MLPs are master limited partnerships in which ownership interests are publicly traded and are operated under the supervision of one or more managing general partners. The risks of investing in a MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a MLP than investors in a corporation. Limited partners may also have more limited control and limited rights to vote on matters affecting the MLP.

     LIMITED HOLDINGS RISK - The Acquiring Fund will typically hold between 20 and 35 securities. As a result, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Acquiring Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

3.    The Acquiring Fund's Expenses

     New York Life Investments has entered into a written expense limitation agreement, under which it has agreed to reimburse expenses of Class A and Class I shares of the Acquiring Fund so that the total ordinary operating expenses for Class A and Class I shares of the Acquiring Fund do not exceed the total annual operating expenses of the Class P Shares and Institutional Shares of the Fund
(adjusted to reflect any expense limitation agreements then in effect), respectively, as of the closing date of the Reorganization. This expense limitation agreement will be in effect for a two-year period commencing on the closing date of the Reorganization, unless extended by New York Life Investments and approved by the Acquiring Fund's Board of Trustees. New York Life Investments may recoup the amount of any expense reimbursements from the Acquiring Fund pursuant to this agreement if such action does not cause the Acquiring Fund to exceed existing expense limitations and the recoupment is made within the year in which New York Life Investments incurred the expense.

     Class A shares of the Acquiring Fund include a maximum initial sales charge of 5.50% that may be reduced for larger purchases. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Class A shares that were purchased without an initial sales charge. Class I shares of the Acquiring Fund do not assess any front-end or contingent deferred sales charges. The Fund does not assess any front-end or contingent deferred sales charges. Current shareholders of Platform Shares of the Fund will not be subject to the initial sales charge or any contingent deferred sales charge imposed on Class A shares of the Acquiring Funds after the Reorganization.

     In addition, the Acquiring Fund will charge a 2.00% redemption fee on all classes of shares if they are redeemed within 60 days of purchase. Shares of the Acquiring Fund received as a result of the Reorganization will not be subject to this redemption fee for a period of 60 days from the closing date of the
Reorganization. However, subsequent purchases of shares by former Fund shareholders will be subject to this redemption fee, unless an exception as described in the Acquiring Fund's prospectus applies.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              THE WORLD FUNDS, INC.

                        Epoch U.S. Large Cap Equity Fund

                    Supplement dated October 12, 2009 to the
    Epoch U.S. Large Cap Equity Fund Class P Shares and Institutional Shares
                                   Prospectus
                               Dated May 1, 2009,
                           and all supplements thereto

     This  Supplement  provides  new  and  additional  information  beyond  that contained in the Epoch U.S. Large Cap Equity Fund Class P Shares and Institutional Shares Prospectuses dated May 1, 2009 and should be read in
conjunction                with                the                 Prospectuses.
--------------------------------------------------------------------------------


     This supplement describes proposed changes to the Epoch U.S. Large Cap Equity Fund that you should consider before investing.

     At a Special Meeting expected to occur in the fourth quarter of 2009, shareholders of record as of August 28, 2009 of the Epoch U.S. Large Cap Equity Fund (the "Fund"), a series of The World Funds, Inc. (the "Company"), will be asked to approve the reorganization of the Fund into the MainStay Epoch U.S. Equity Fund (the "Acquiring Fund"), a newly created series of the MainStay Funds Trust (the "Reorganization"). The Board of Directors of the Company (the "Board") approved the Reorganization at a special meeting of the Board held on July 7, 2009 and recommends that shareholders approve the Reorganization. New York Life Investment Management LLC ("New York Life Investments") will serve as investment adviser and Epoch Investment Partners, Inc. ("Epoch"), the current investment adviser for the Fund, will serve as investment sub-adviser for the Acquiring Fund if the Reorganization is approved by shareholders. As a result of the Reorganization, shareholders of Class P Shares and Institutional Shares will receive Class A shares and Class I shares of the Acquiring Fund, respectively. The Acquiring Fund will have the same investment objective as the Fund, and principal strategies and associated risks that are substantially similar to the Fund. However, prior to making a decision to invest in the Fund, in addition to reviewing the information contained in the Prospectus, you should review the following information describing the principal investment strategy, principal risks and expenses of the Acquiring Fund, which will take effect after the closing of the Reorganization.

1.    The Acquiring Fund's Principal Investment Strategy

     After the closing of the Reorganization, the Acquiring Fund will seek to achieve its investment objective by investing in a diversified portfolio that includes equity securities of U.S. companies. Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in equity securities of U.S. companies with market capitalizations of $2 billion and above at the time of purchase. Generally, U.S. companies are companies organized in the U.S. and that trade primarily in U.S. securities markets. Equity securities consist of common stock, depositary receipts, real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. The Acquiring Fund may also invest up to 15% of its net assets in securities of foreign companies. Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets.

Under normal market conditions, the Acquiring Fund may also invest up to 20% of its net assets in high quality money market instruments and repurchase agreements.

2.    The Acquiring Fund's Principal Risks

     The Acquiring Fund's principal investment strategy may subject shareholders to risks in addition to those to which they would be subject under the Fund's current principal investment strategy, including: (i) Mid- to Small-Capitalization Company Risk; (ii) Convertible Securities Risk; (iii) REIT Risk; and (iv) MLP Risk. These risks are described in more detail below.

     MID- TO SMALL-CAPITALIZATION COMPANY RISK - The Acquiring Fund may invest in companies with mid to small market capitalizations. Such stocks are generally less established and may be more volatile and less liquid than stocks of other companies. Smaller capitalization stocks may be more thinly traded than larger company stocks and consequently may be more volatile. The returns may vary significantly from the overall stock market. In comparison to stocks of companies with larger capitalizations, these companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes and cyclical, static or moderate growth prospects. Smaller capitalization companies may be more vulnerable to adverse business or market developments than larger capitalization companies.

     CONVERTIBLE SECURITIES RISK - Convertible securities tend to be subordinate to other debt securities issued by the same company. The total return for a convertible security will be partly dependent upon performance of the underlying common stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, these securities may be worthless and the Acquiring Fund could lose its entire investment.

     REIT RISK - Investments in REITs carry many of the risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are also subject to heavy cash flow dependency.

     MLP RISK - MLPs are master limited partnerships in which ownership interests are publicly traded and are operated under the supervision of one or more managing general partners. The risks of investing in a MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a MLP than investors in a corporation. Limited partners may also have more limited control and limited rights to vote on matters affecting the MLP.

3.    The Acquiring Fund's Expenses

     New York Life Investments has entered into a written expense limitation agreement, under which it has agreed to reimburse expenses of Class A and Class I shares of the Acquiring Fund so that the total ordinary operating expenses for Class A and Class I shares of the Acquiring Fund do not exceed the total annual operating expenses of the Class P Shares and Institutional Shares of the Fund
(adjusted to reflect any expense limitation agreements then in effect), respectively, as of the closing date of the Reorganization. This expense limitation agreement will be in effect for a two-year period commencing on the closing date of the Reorganization, unless extended by New York Life Investments and approved by the Acquiring Fund's Board of Trustees. New York Life Investments may recoup the amount of any expense reimbursements from the Acquiring Fund pursuant to this agreement if such action does not cause the Acquiring Fund to exceed existing expense limitations and the recoupment is made within the year in which New York Life Investments incurred the expense.

     Class A shares of the Acquiring Fund include a maximum initial sales charge of 5.50% that may be reduced for larger purchases. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Class A shares that were purchased without an initial sales charge. Class I shares of the Acquiring Fund do not assess any front-end or contingent deferred sales charges. The Fund does not assess any front-end or contingent deferred sales charges. Current shareholders of Platform Shares of the Fund will not be subject to the initial sales charge or any contingent deferred sales charge imposed on Class A shares of the Acquiring Funds after the Reorganization.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              THE WORLD FUNDS, INC.

                  Epoch Global Equity Shareholder Yield Fund

                   Supplement dated October 12, 2009 to the
  Epoch Global Equity Shareholder Yield Fund Class P Shares and Institutional
                                Shares Prospectus
                               Dated May 1, 2009,
                           and all supplements thereto

     This Supplement provides new and additional information beyond that contained in the Epoch Global Equity Shareholder Yield Fund Class P Shares and Institutional Shares Prospectuses dated May 1, 2009 and should be read in conjunction with the Prospectuses.

--------------------------------------------------------------------------------

     This supplement describes proposed changes to the Epoch Global Equity Shareholder Yield Fund that you should consider before investing.

     At a Special Meeting expected to occur in the fourth quarter of 2009, shareholders of record as of August 28, 2009 of the Epoch Global Equity Shareholder Yield Fund (the "Fund"), a series of The World Funds, Inc. (the "Company"), will be asked to approve the reorganization of the Fund into the MainStay Epoch Global Equity Yield Fund (the "Acquiring Fund"), a newly created series of the MainStay Funds Trust (the "Reorganization"). The Board of Directors of the Company (the "Board") approved the Reorganization at a special meeting of the Board held on July 7, 2009 and recommends that shareholders approve the Reorganization. New York Life Investment Management LLC ("New York Life Investments") will serve as investment adviser and Epoch Investment Partners, Inc. ("Epoch"), the current investment adviser for the Fund, will serve as investment sub-adviser for the Acquiring Fund if the Reorganization is approved by shareholders. As a result of the Reorganization, shareholders of Class P Shares and Institutional Shares will receive Class A shares and Class I shares of the Acquiring Fund, respectively. The Acquiring Fund will have the same investment objective as the Fund, and principal strategies and associated risks that are substantially similar to the Fund. However, prior to making a decision to invest in the Fund, in addition to reviewing the information contained in the Prospectus, you should review the following information describing the principal investment strategy, principal risks and expenses of the Acquiring Fund, which will take effect after the closing of the Reorganization.

1.    The Acquiring Fund's Principal Investment Strategy

     After the closing of the Reorganization, the Acquiring Fund will seek to achieve its investment objectives by generally investing in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in equity securities of dividend-paying companies. The Acquiring Fund may invest up to 20% of its assets in securities issued by companies located in emerging markets when the Epoch believes they represent attractive investment opportunities. The Acquiring Fund may invest up to 20% of its assets in investment grade fixed income securities in U.S. and international markets. Securities held by the Acquiring Fund may be denominated in both U.S. and non-U.S. currencies.

     Under normal market conditions, the Acquiring Fund will invest a significant amount of its assets (at least 40%, unless Epoch deems market conditions to be unfavorable, in which case the Acquiring Fund will invest at least 30%) in securities of foreign companies. Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets. The Acquiring Fund will normally invest in companies located in at least three countries outside of the United States.

     The Acquiring Fund's goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the MSCI World Index.

2.    The Acquiring Fund's Principal Risks

     The Acquiring Fund's principal investment strategy may subject shareholders to risks in addition to those to which they would be subject under the Fund's current principal investment strategy, including: (i) Value Style Risk; and (ii) Fixed Income Securities Risk. These risks are described in more detail below.

     VALUE STYLE RISK - The principal risk of investing in value stocks is that they may never reach what Epoch believes is their full value or that they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions and therefore the Acquiring Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

     FIXED INCOME SECURITIES RISK - Investments in fixed-income securities are subject to the risk that interest rates could rise, causing the value of the Acquiring Fund's fixed-income securities and share price to decline. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds in a fund, the more a fund's share price will fluctuate in response to interest rate changes. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general.

3.    The Acquiring Fund's Expenses

     New York Life Investments has entered into a written expense limitation agreement, under which it has agreed to reimburse expenses of Class A and Class I shares of the Acquiring Fund so that the total ordinary operating expenses for Class A and Class I shares of the Acquiring Fund do not exceed the total annual operating expenses of the Class P Shares and Institutional Shares of the Fund
(adjusted to reflect any expense limitation agreements then in effect), respectively, as of the closing date of the Reorganization. This expense limitation agreement will be in effect for a two-year period commencing on the closing date of the Reorganization, unless extended by New York Life Investments and approved by the Acquiring Fund's Board of Trustees. New York Life Investments may recoup the amount of any expense reimbursements from the Acquiring Fund pursuant to this agreement if such action does not cause the Acquiring Fund to exceed existing expense limitations and the recoupment is made within the year in which New York Life Investments incurred the expense.

     Class A shares of the Acquiring Fund include a maximum initial sales charge of 5.50% that may be reduced for larger purchases. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Class A shares that were purchased without an initial sales charge. Class I shares of the Acquiring Fund do not assess any front-end or contingent deferred sales charges. The Fund does not assess any front-end or contingent deferred sales charges. Current shareholders of Platform Shares of the Fund will not be subject to the initial sales charge or any contingent deferred sales charge imposed on Class A shares of the Acquiring Funds after the Reorganization.

     In addition, the Acquiring Fund will charge a 2.00% redemption fee on all classes of shares if they are redeemed within 60 days of purchase. Shares of the Acquiring Fund received as a result of the Reorganization will not be subject to this redemption fee for a period of 60 days from the closing date of the
Reorganization. However, subsequent purchases of shares by former Fund shareholders will be subject to this redemption fee, unless an exception as described in the Acquiring Fund's prospectus applies.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              THE WORLD FUNDS, INC.

                       Epoch International Small Cap Fund

                   Supplement dated October 12, 2009 to the
  Epoch International Small Cap Fund Class P Shares and Institutional Shares
                                   Prospectus
                               Dated May 1, 2009,
                           and all supplements thereto

     This Supplement provides new and additional information beyond that contained in the Epoch International Small Cap Fund Class P Shares and Institutional Shares Prospectuses dated May 1, 2009 and should be read in conjunction with the Prospectuses.

--------------------------------------------------------------------------------

     This supplement describes proposed changes to the Epoch International Small Cap Fund that you should consider before investing.

     At a Special Meeting expected to occur in the fourth quarter of 2009, shareholders of record as of August 28, 2009 of the Epoch International Small Cap Fund (the "Fund"), a series of The World Funds, Inc. (the "Company"), will be asked to approve the reorganization of the Fund into the MainStay Epoch International Small Cap Fund (the "Acquiring Fund"), a newly created series of the MainStay Funds Trust (the "Reorganization"). The Board of Directors of the Company (the "Board") approved the Reorganization at a special meeting of the Board held on July 7, 2009 and recommends that shareholders approve the Reorganization. New York Life Investment Management LLC ("New York Life Investments") will serve as investment adviser and Epoch Investment Partners, Inc. ("Epoch"), the current investment adviser for the Fund, will serve as investment sub-adviser for the Acquiring Fund if the Reorganization is approved by shareholders. As a result of the Reorganization, shareholders of Class P Shares and Institutional Shares will receive Class A shares and Class I shares of the Acquiring Fund, respectively. The Acquiring Fund will have the same investment objective as the Fund, and principal strategies and associated risks that are substantially similar to the Fund. However, prior to making a decision to invest in the Fund, in addition to reviewing the information contained in the Prospectus, you should review the following information describing the principal investment strategy, principal risks and expenses of the Acquiring Fund, which will take effect after the closing of the Reorganization.

1.    The Acquiring Fund's Principal Investment Strategy

     After the closing of the Reorganization, the Acquiring Fund will seek to achieve its investment objective by investing in a diversified portfolio consisting mostly of equity securities of companies located outside the U.S. Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in the equity securities of "small capitalization" companies located outside of the U.S. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. Typically, a company is considered to be a "small capitalization" company if it has, at the time of purchase by the Acquiring Fund, a market capitalization that is below $5 billion or in the range of the companies included in the MSCI World ex USA Small Cap Index (which ranged from approximately $26 million to $4 billion as of August 31, 2009). The Acquiring Fund will normally invest in companies located in at least three countries outside of the United States. A company is considered to be located in a particular country if it: (i) is organized under the laws of the country; (ii) has securities which are principally traded on a stock exchange in the country; (iii) derives at least 50% of its revenues from goods produced or sold, investments made, or services performed in the country; or (iv) maintains at least 50% of its assets in the country. Although the Acquiring Fund is not subject to any additional geographic requirement, the Acquiring Fund expects that the majority of its investments will be in the developed markets of Western Europe and Asia. The Acquiring Fund may invest more than 25% of its assets in securities of companies located in each of the United Kingdom and Japan.


2.    The Acquiring Fund's Principal Risks

     The Acquiring Fund's principal investment strategy may subject shareholders to risks in addition to those to which they would be subject under the Fund's current principal investment strategy, including Convertible Securities Risk, as described in more detail below.

     CONVERTIBLE SECURITIES RISK - Convertible securities tend to be subordinate to other debt securities issued by the same company. The total return for a convertible security will be partly dependent upon performance of the underlying common stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, these securities may be worthless and the Acquiring Fund could lose its entire investment.

3.    The Acquiring Fund's Expenses

     New York Life Investments has entered into a written expense limitation agreement, under which it has agreed to reimburse expenses of Class A and Class I shares of the Acquiring Fund so that the total ordinary operating expenses for Class A and Class I shares of the Acquiring Fund do not exceed the total annual operating expenses of the Class P Shares and Institutional Shares of the Fund
(adjusted to reflect any expense limitation agreements then in effect), respectively, as of the closing date of the Reorganization. This expense limitation agreement will be in effect for a two-year period commencing on the closing date of the Reorganization, unless extended by New York Life Investments and approved by the Acquiring Fund's Board of Trustees. New York Life Investments may recoup the amount of any expense reimbursements from the Acquiring Fund pursuant to this agreement if such action does not cause the Acquiring Fund to exceed existing expense limitations and the recoupment is made within the year in which New York Life Investments incurred the expense.

     Class A shares of the Acquiring Fund include a maximum initial sales charge of 5.50% that may be reduced for larger purchases. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Class A shares that were purchased without an initial sales charge. Class I shares of the Acquiring Fund do not assess any front-end or contingent deferred sales charges. The Fund does not assess any front-end or contingent deferred sales charges. Current shareholders of Platform Shares of the Fund will not be subject to the initial sales charge or any contingent deferred sales charge imposed on Class A shares of the Acquiring Funds after the Reorganization.

     In addition, the Acquiring Fund will charge a 2.00% redemption fee on all classes of shares if they are redeemed within 60 days of purchase. Shares of Acquiring Fund received as a result of the Reorganization will be subject to this redemption fee. However, shareholders will be able to count the time that they held their shares of the Fund towards this holding period.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.